Earnings per share	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings per share [text block]
8	Earnings per share

The calculation of basic EPS has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

The calculation of diluted EPS has been based on the following profit attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

(i)	Profit attributable to ordinary shareholders

	2016 RMB	2017 RMB	2018 RMB
Profit attributable to ordinary shareholders (basic and diluted)	99,432	167,743	222,588

(ii)	Weighted-average number of ordinary shares

	2016	2017	2018
Weighted average number of ordinary shares for basic EPS	410,439,562	411,208,000	411,878,478
Effects of dilution from Warrants	12,144	—	638,292
Weighted average number of ordinary shares adjusted for the effect of dilution	410,451,706	411,208,000	412,516,770

(iii)	Earnings per share

	2016	2017	2018
Basic and diluted earnings per share	0.24	0.41	0.54